Major Reseller Customers - Summary Of Concentration Of Accounts Receivable Of Major Resellers (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Reseller [Member] | Customer A [Member]
Major Reseller Customers [Line Items]
Concentration Risk, Percentage	7.40%	13.20%